LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Jan. 02, 2009
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Weighted Average Remaining Life				2 years 6 months
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 6,889,678	$ 6,203,321			$ 3,469,065	$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.00%	59.00%		63.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price				$ 34.50
Share Price				$ 26.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%
Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Weighted Average Remaining Life	2 years	2 years
Reduction In Stock Price			$ 16.50
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 0.75	$ 0.75
Share Price	$ 3.75	$ 3.75
Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Weighted Average Remaining Life	6 years 6 months	6 years 6 months
Reduction In Stock Price			$ 37.50
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 26.613	$ 24.38
Share Price	$ 37.50	$ 37.50